Exploration And Evaluation Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Exploration and Evaluation Assets
Disposals		$ (13)
Amortization	$ (4)	(3)
Exploration and Evaluation Assets.
Exploration and Evaluation Assets
Beginning of year	2,052	2,038
Acquisitions and additions	316	53
Transfers to oil and gas assets	(31)
Dry Hole Expenses	(11)	(41)
Disposals	(16)
Amortization	(1)	(1)
Foreign exchange adjustments	10	3
End of year	$ 2,319	$ 2,052